CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Condensed Statements of Profit or Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
IfrsStatementLineItems [Line Items]
Administrative expenses	$ (3,598)	¥ (22,869)	¥ (18,853)	¥ (19,904)
Interest income	(1,157)	(7,358)	(7,330)	(6,797)
(Loss)/profit before income tax for the year	(8,313)	(52,836)	24,179	(49,302)
(Loss)/profit for the year	(8,649)	(54,971)	22,921	(47,928)
Separate [member]
IfrsStatementLineItems [Line Items]
Administrative expenses	(1,583)	(10,059)	(5,243)	(3,814)
Finance costs	(25)	(162)	(38)
Interest income				1
Fair value gain/(loss) on financial instruments, net	(6,034)	(38,349)	31,334
(Loss)/profit before income tax for the year	(7,642)	(48,570)	26,053	(3,813)
Income tax expense	802	5,095	(5,170)
(Loss)/profit for the year	$ (6,840)	¥ (43,475)	¥ 20,883	¥ (3,813)